COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments [Line Items]
Total bank guarantees provided to customers and others	$ 1,243
BIRD [Member]
Commitments [Line Items]
Royalties payable, percent of sales	5.00%
Total obligation for royalties	2,066
OCS [Member]
Commitments [Line Items]
Total obligation for royalties	1,500
Amount of royalties charged to operations	12	6	1
Grants receivable from the OCS	5,545
Grants received from OCS	$ 15	$ 142	$ 382
OCS [Member] | Maximum [Member]
Commitments [Line Items]
Royalties payable, percent of sales	5.00%
OCS [Member] | Minimum [Member]
Commitments [Line Items]
Royalties payable, percent of sales	3.00%